STAFF COSTS (Details 4) - Share	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the period	944,468
Long term incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding 1 January	2,611,200	1,999,800	0
Granted during the period	907,300	866,600	2,127,400
Exercised during the period	0	0	0
Expired during the period	(764,000)	(233,900)	0
Forfeited during the period	(35,400)	(21,300)	(127,600)
Outstanding 31 December	2,719,100	2,611,200	1,999,800
Exercisable 31 December	255.3	255.3	538.9